Restricted cash and other non-current assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Restricted cash and other non-current assets	Restricted cash and other non-current assets

	2020	2019
	(in € millions)
Restricted cash
Lease deposits and guarantees	48	54
Other	1	1
Other non-current assets	29	14
	78	69